Fair value measurement (Tables)	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Fair value measurement hierarchy of PagSeguro Group's financial assets and financial liabilities
The following table provides the fair value measurement hierarchy of PagSeguro Group’s financial assets and financial liabilities as at June 30, 2019:

	June 30, 2019
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Financial assets
Cash and cash equivalents	-	254,767	-
Financial investments	1,761,745	-	-
Accounts receivable	-	9,871,458	-
Other receivables	-	41,709	-

Financial liabilities
Payables to third parties	-	4,581,475	-
Trade payables	-	239,508	-
Trade payables to related parties	-	34,858	-
Contingent consideration (included in non-current Other payables)	-	-	15,800
Other payables	-	16,267	-